Entity Information	12 Months Ended
Dec. 31, 2011
Entity Information
Entity registrant name	ASIA PACIFIC WIRE & CABLE CORP LTD
Entity central index key	0001026980
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Non-accelerated Filer
Entity well-known seasoned issuer	No
Entity common stock, shares outstanding	13,830,769

Document Information	12 Months Ended
Dec. 31, 2011
Document information
Document type	20-F
Document period end date	Dec 31, 2011
Amendment flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 76,672	$ 63,217
Unrestricted Short-term bank deposits (note 5)	2,529	0
Restricted short-term bank deposits (note 5)	12,024	17,422
Accounts receivable, net of allowance for doubtful accounts of $6,886 and $4,614 at December 31, 2010 and 2011, respectively (note 10)	98,329	144,454
Amounts due from related parties (note 17)	5,227	8,246
Inventories (note 10)
Distributed products	2,243	639
Finished products	35,786	32,781
Consignment inventory	0	3,051
Work-in-progress	16,434	19,108
Raw materials and supplies	24,552	30,401
Inventories, total	79,015	85,980
Deferred tax assets (note 11)	5,185	3,320
Prepaid expenses	7,157	5,514
Other current assets	2,559	1,308
Total current assets	288,697	329,461
Property, plant and equipment:
Land	5,964	6,291
Land use rights	2,900	2,999
Buildings	49,749	50,199
Machinery and equipment	118,984	126,906
Motor vehicles	4,203	4,431
Office equipment	6,675	6,915
Construction in progress	2,547	212
Property, plant and equipment, gross	191,022	197,953
Accumulated depreciation and amortization	(148,108)	(154,052)
Property, plant and equipment, net	42,914	43,901
Investments (note 7)	618	744
Investment in equity investees (note 21)	4,435	3,242
Goodwill (note 6)	0	8,801
Other assets	108	97
Deferred tax assets (note 11)	517	677
Total noncurrent assets	5,678	13,561
Total assets	337,289	386,923
Current liabilities:
Bank loans and overdrafts (note 8)	52,813	67,351
Accounts payable	22,148	41,989
Accrued expenses	10,737	13,197
Amounts due to related parties (note 17)	14,693	17,140
Short-term loans from the immediate holding company (note 17)	1,732	1,732
Income tax liabilities (note 11)	9,835	10,627
Other current liabilities	5,783	6,772
Total current liabilities	117,741	158,808
Non-current liabilities:
Other non-current liabilities	3,678	822
Deferred tax liabilities (note 11)	1,181	1,581
Total non-current liabilities	4,859	2,403
Total liabilities	122,600	161,211
Commitments and contingencies (note 13)
Issued and outstanding shares  13,830,769 shares (note 9)	138	138
Additional paid-in capital	111,541	111,541
Retained earnings	34,545	40,229
Accumulated other comprehensive income	286	1,286
Total APWC shareholders equity	146,510	153,194
Non-controlling interests	68,179	72,518
Total shareholders equity	214,689	225,712
Total liabilities and shareholders equity	$ 337,289	$ 386,923

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Allowance for doubtful accounts	$ 4,614	$ 6,886
APWC shareholders equity (note 9):
Common stock, par value	$ 0.01	$ 0.01
Authorized shares	50,000,000	50,000,000
Issued and outstanding shares	13,830,769	13,830,769

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales
Manufactured products (including sales to related parties amounting to $4,144, $3,806 and $3,663 for the years ended December 31, 2009, 2010 and 2011, respectively (note 17))	$ 429,474	$ 396,059	$ 264,128
Distributed products	25,500	26,935	28,102
Supply, delivery and installation of wires and cables	16,972	23,600	34,008
Net sales, total	471,946	446,594	326,238
Costs of sales
Manufactured products (including purchases from related parties amounting to $36,327, $45,925 and $46,953 for the years ended December 31, 2009, 2010 and 2011, respectively (note 17))	(386,598)	(342,630)	(249,840)
Distributed products (including purchases from related parties amounting to $23,458, $4,056 and $7,484 for the years ended December 31, 2009, 2010 and 2011, respectively (note 17))	(22,545)	(25,557)	(26,585)
Supply, delivery and installation of wires and cables	(16,915)	(23,358)	(33,119)
Inventory impairment	(1,993)	1,974	23,949
Cost of sales, total	(428,051)	(389,571)	(285,595)
Gross profit	43,895	57,023	40,643
Selling, general and administrative expenses	(30,760)	(28,965)	(24,259)
Recovery for doubtful accounts	1,487	940	108
Impairment of long-lived assets	0	0	(77)
Impairment of investments	0	(346)	0
Impairment of goodwill (note 6)	(8,791)	0	0
Charges related to flooding (note 14)	(3,947)	0	0
Income from operations	1,884	28,652	16,415
Exchange gain (loss), net	(1,346)	3,041	507
Interest income	1,409	492	458
Interest expense	(2,217)	(1,364)	(1,597)
Share of net loss of equity investees	(58)	(21)	(40)
Gain on liquidation of subsidiaries	0	0	568
Loss on disposal of available-for-sale securities (note 7)	(68)	0	0
Other income, net	1,032	1,032	2,111
Income from continuing operations before income taxes	636	31,832	18,422
Income taxes (note 11)	(4,566)	(6,441)	(4,647)
Net income (loss) from continuing operations	(3,930)	25,391	13,775
Discontinued operations (note 19)
Income from operations of discontinued SPFO (including gain on disposal of $1,962 for the year ended December 31, 2011, purchases from related parties amounting to $nil, $4 and $317, and sales to related parties amounting to $nil, $54 and $693 for the years ended December 31, 2009, 2010 and 2011, respectively (note 17))	1,075	446	1,150
Income taxes	(229)	(450)	(697)
(Loss) Income from discontinued operations	846	(4)	453
Net income (loss)	(3,084)	25,387	14,228
Net income attributable to non-controlling interests	2,355	11,247	4,139
Income (loss) attributable to APWC	$ (5,439)	$ 14,140	$ 10,089
Basic and diluted earnings (loss) per share from continuing operations	$ (0.49)	$ 1.02	$ 0.71
Basic and diluted earnings (loss) per share from discontinued operations	$ 0.1	$ 0	$ 0.02
Basic and diluted earnings (loss) per share	$ (0.39)	$ 1.02	$ 0.73
Basic and diluted weighted average common shares outstanding	13,830,769	13,830,769	13,830,769

Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related party transactions [Line Items]
Gain on disposal	$ 1,962	$ 0	$ 0
Manufactured products
Related party transactions [Line Items]
Sales to related parties	3,663	3,806	4,144
Purchases from related parties	46,953	45,925	36,327
Distributed products
Related party transactions [Line Items]
Purchases from related parties	7,484	4,056	23,458
Discontinued operation
Related party transactions [Line Items]
Gain on disposal	(1,962)
Sales to related parties	400	4
Purchases from related parties	$ 417	$ 54

Consolidated Statements Of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total APWC shareholders equity	Non-controlling interests
Balance at Dec. 31, 2008	$ 162,707	$ 138	$ 111,541	$ 15,819	$ (13,369)	$ 114,129	$ 48,578
Comprehensive income (loss)
Net income	14,228	0	0	10,089	0	10,089	4,139
Currency translation adjustment	5,660	0	0	0	3,177	3,177	2,483
Pension liability adjustments (note 18)	4	0	0	0	4	4	0
Unrealized loss on available-for-sale securities  net of income tax of $-18 and $84 for years ended December 31 2009 and 2010 respectively	1	0	0	0	1	1	0
Other comprehensive income (loss), net of tax					3,174
Comprehensive income (loss)	19,885					13,263	6,622
Balance at Dec. 31, 2009	182,592	138	111,541	25,908	(10,195)	127,392	55,200
Comprehensive income (loss)
Net income	25,387	0	0	14,140	0	14,140	11,247
Currency translation adjustment	18,091	0	0	0	12,027	12,027	6,064
Pension liability adjustments (note 18)	(472)	0	0	0	(472)	(472)	0
Increase in shareholding in a subsidiary	0	0	0	181	0	181	(181)
Unrealized loss on available-for-sale securities  net of income tax of $-18 and $84 for years ended December 31 2009 and 2010 respectively	114	0	0	0	(74)	(74)	188
Other comprehensive income (loss), net of tax					11,481
Comprehensive income (loss)	43,120					25,802	17,318
Balance at Dec. 31, 2010	225,712	138	111,541	40,229	1,286	153,194	72,518
Comprehensive income (loss)
Net income	(3,084)	0	0	(5,439)	0	(5,439)	2,355
Currency translation adjustment	(3,726)	0	0	0	(931)	(931)	(2,795)
Pension liability adjustments (note 18)	(69)	0	0	0	(69)	(69)	0
Increase in shareholding in a subsidiary	0	0	0	(245)	0	(245)	245
Unrealized loss on available-for-sale securities  net of income tax of $-18 and $84 for years ended December 31 2009 and 2010 respectively	(68)				(68)	(68)	0
Reclassification of unrealized loss of available-for-sale securities upon disposal	68				68	68	0
Dividend paid to non-controlling shareholders of subsidiaries	(3,195)	0	0	0	0	0	(3,195)
Disposal of a subsidiary	(949)	0	0	0	0	0	(949)
Other comprehensive income (loss), net of tax					(1,000)
Comprehensive income (loss)	(11,023)					(6,684)	(4,339)
Balance at Dec. 31, 2011	$ 214,689	$ 138	$ 111,541	$ 34,545	$ (965)	$ 146,510	$ 68,179

Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Other comprehensive income (loss), net of tax
Unrealized loss on available-for-sale securities, income tax	$ 84	$ 18

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ (3,084)	$ 25,387	$ 14,228
Adjustments to reconcile net income (loss) to net cash provided (used in) by operating activities:
Loss (gain) on disposal of property, plant and equipment	(158)	(93)	6
Loss on disposal of available-for-sale securities (note 7)	68	0	0
Depreciation	6,462	6,857	8,941
Deferred income taxes	(2,273)	(213)	1,196
Recovery for doubtful accounts	(1,555)	(1,317)	(860)
Inventory impairment	1,993	(1,974)	(23,949)
Share of net loss of equity investees	58	21	40
Impairment of long-lived assets	0	0	77
Impairment of investments	0	346	0
Impairment of goodwill	8,791	0	0
Gain on liquidation of subsidiaries	0	0	(568)
Gain on disposal of subsidiary	(1,962)	0	0
Pension liability adjustments (note 18)	1	14	(4)
Unrealized foreign exchange difference, net	974	(284)	623
Changes in operating assets and liabilities net of acquisitions of business:
Accounts receivable	34,052	(31,779)	(552)
Inventories	(5,539)	(8,595)	30,069
Other current assets	(7,508)	(1,510)	2,470
Amounts due to related parties	580	(4,026)	(7,303)
Other long term assets	(343)	1,165	740
Accounts payable, accrued expenses and other liabilities	(7,933)	13,365	(6,747)
Net cash provided by (used in) operating activities	22,624	(2,636)	18,407
Investing activities:
Placement of unrestricted short-term bank deposits to financial institutions	(2,625)	0	0
Maturity of unrestricted short-term bank deposits from financial institutions	0	0	7,786
Placement of restricted short-term bank deposits to financial institutions	(13,906)	(12,638)	(2,251)
Maturity of restricted short-term bank deposits from financial institutions	11,326	9,696	4,656
Purchases of property, plant and equipment	(8,888)	(3,653)	(3,260)
Proceed from disposal of an available-for-sale securities	24	0	0
Proceeds from disposal of property, plant and equipment	165	147	153
Decrease in investment in equity investee	0	0	800
Net cash provided by (used in) investing activities	(13,904)	(6,448)	7,884
Financing activities:
Dividend paid during the year	(3,195)	0	0
Repayments of bank loans	(22,503)	(19,608)	(30,733)
Proceeds from bank loans	31,319	46,021	9,023
Net cash (used in) provided by financing activities	5,621	26,413	(21,710)
Effect of exchange rate changes on cash and cash equivalents	(886)	4,354	(557)
Net increase in cash and cash equivalents	13,455	21,683	4,024
Cash and cash equivalents at beginning of year	63,217	41,534	37,510
Cash and cash equivalents at end of year	76,672	63,217	41,534
Supplemental disclosure of cash flow information:
Cash paid for interest	1,861	2,056	2,918
Cash paid for income taxes	$ 7,412	$ 3,547	$ 1,900

Note 1 - Organization And Principal Activities	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.         ORGANIZATION AND PRINCIPAL ACTIVITIES

            Asia Pacific Wire & Cable Corporation Limited (“APWC” or the “Company”), which is a subsidiary of Pacific Electric Wire & Cable Co., Ltd. (“PEWC”), a Taiwanese company, was incorporated as an exempted company in Bermuda on September 19, 1996 under the Companies Act 1981 of Bermuda (as amended) for the purpose of acting as a holding company. The Company is principally engaged in owning operating companies engaged in the power cable, telecommunication cable, enameled wire and electronic cable industry.

The Company’s operating subsidiaries (the “Operating Subsidiaries”) are engaged in the manufacturing and distribution of telecommunications, power cable and enameled wire products in Singapore, Thailand, Australia, the People’s Republic of China (“PRC”) and other markets in the Asia Pacific region. Major customers of the Operating Subsidiaries include government organizations, electric contracting firms, electrical dealers, and wire and cable factories. The Company’s Operating Subsidiaries also engage in the distribution of certain wire and cable products manufactured by PEWC and third parties. In certain markets, the Company also provides project engineering services to customers through its SDI (Supply, Delivery and Installation) business segment.

The Company was listed on the New York Stock Exchange in March 1997. On December 24, 2001, the staff of the New York Stock Exchange (“NYSE”) announced that it had determined that the trading of the common stock of APWC should be suspended prior to December 31, 2001. The decision was reached in view of the fact that the Company’s stock price had fallen below NYSE’s continued listing standards. Following the delisting of the Company’s common stock on the NYSE, the Company’s common stock was traded under the ticker AWRCF, on the Over-the-Counter Bulletin Board (“OTC BB”), operated by the National Association of Securities Dealers, Inc. (“NASD”). After the Company failed to timely file its annual report on Form 20-F for the 2004 fiscal year, the Company was delisted from the OTC BB in August 2005 and thereafter time its shares of common stock were quoted on the “pink sheets” market by Pink Sheets LLC, a privately owned company that provides pricing and financial information for over-the-counter securities.

On June 28, 2007, SOF Investment, L.P. (“SOF”), a Delaware limited partnership controlled by MSD Capital, L.P. acquired 20% of the issued and outstanding shares of the Company from a private equity investor and entered into a shareholders’ agreement with the Company and PEWC.

On April 9, 2008, the Company was listed again and began trading its common stock on the OTC BB after completing all reporting requirements and filing all outstanding financial reports with the US Securities and Exchange Commission (“SEC”). The Company was subject to the reporting requirements under the Securities Exchange Act of 1934.

On March 30, 2009, SOF sold 10.2% of the issued and outstanding shares of the Company to PEWC. PEWC is currently holding 65.6% of the equity of the Company and COF is holding 9.8%.  The remaining 24.6% of the issued and outstanding common stock were publicly traded on the Over-the-Counter Bulletin Board (“OTC BB”) prior to that date.

On April 29, 2011, the Company’s common stock commenced trading on NASDAQ (Capital Markets).

As of July 1, 2011, SOF transferred its 9.8% interest in the Company to MSD Credit Opportunity Master Fund, L.P. (“COF”), which became a party to the shareholders agreement, as amended and restated on March 27, 2009 (“Amended Shareholders Agreement”), and succeeded to all of the right, title, and interest in the common stock previously held by SOF.

Share Capital

On September 8, 2008, the Company’s shareholders approved an increase to the authorized share capital from 20,000,000 common shares, par value $0.01 per share, to 50,000,000 common shares, par value $0.01 per share.

The subsidiaries of the Company are set out below:

Place of incorporation and operations	Percentage of equity interest As of December 31,
	2010	2011
The British Virgin Islands

Asia Pacific Wire & Cable General Holdings Ltd	100%	100%

PRC (APWC) Holding Ltd.	100%	100%

Samray Inc.	100%	100%

Siam (APWC) Holdings Ltd.	100%	100%

Moon View Ltd.	100%	100%

Trigent Investment Holdings Limited	100%	100%

Crown Century Holdings Ltd.	100%	100%

Singapore

Sigma Cable Company (Private) Limited (“Sigma Cable”)	98.3%	98.3%

Sigma-Epan International Pte Ltd. (“Sigma-Epan”)	100%	100%

Epan Industries Pte Ltd.	100%	100%

Epan Data-Comm System Pte Ltd	100%	100%

Singvale Pte Ltd (“Singvale”)	100%	100%

Malaysia

Elecain Industry Sdn. Bhd.	92.6%	92.6%

Sigma-Epan Malaysia Sdn. Bhd.	100%	100%

The People’s Republic of China

Ningbo Pacific Cable Co., Ltd. (“Ningbo Pacific”)	94.31%	95.80%

Shanghai Yayang Electric Co., Ltd. (“Shanghai Yayang”)	54.41%	54.41%

Shandong Pacific Fiber Optics Co. Ltd (“SPFO”)**	51%	0%

Pacific Electric Wire & Cable (Shenzhen) Co., Ltd (“PEWS”)	100%	100%

Hong Kong

Crown Century Holdings Limited (“CCH (HK)”)	100%	100%

Place of incorporation and operations	Percentage of equity interest As of December 31,
	2010	2011
Australia

Australia Pacific Electric Cable Pty Limited (“APEC”)	99.40%	99.40%

Thailand

Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”)*	50.93%	50.93%

Siam Pacific Electric Wire & Cable Company Limited (“Siam-Pacific”)	50.93%	50.93%

Pacific-Thai Electric Wire & Cable Company Limited (“Pacific-Thai”)***	50.93%	0%

Hard Lek Limited (“Hard Lek”)	73.98%	73.98%

APWC (Thailand) Co., Ltd	99.48%	99.48%

Thailand

PEWC (Thailand) Co., Ltd	99.48%	99.48%

CTW Beta Co. Ltd.	50.89%	50.89%

Siam Fiber Optics Co. Ltd	30.56%	30.56%

Myanmar

Myanmar Sigma Cable Co., Ltd. (inactive)	78.59%	78.59%

* Charoong Thai is listed on the Stock Exchange of Thailand and is engaged in the manufacturing of wire and cable products for the power and telecommunications industries in Thailand.

** SPFO was disposed of to independent third parties on December 1, 2011. See note 1(d) and 19.

*** Pacific-Thai transferred its business into its parent company, Siam-Pacific, on January 5, 2011 and registered its dissolution with the Ministry of Commerce on January 5, 2011. The Company anticipates the dissolution will be completed in 2012.

ii)  The equity investees of the Company are set out below:

Place of incorporation and operations	Percentage of equity interest As of December 31,
	2010	2011
The People’s Republic of China

Shandong Huayu Pacific Fiber Optics Communications Co., Ltd. (“Shandong Huayu”)	48.73%	48.73%

Shandong Pacific Rubber Cable Co., Ltd. (“SPRC”)	25.00%	25.00%

Thailand

Siam Pacific Holding Company Limited (“SPHC”)	49.00%	49.00%

Loxley Pacific Co., Ltd. (“Lox Pac”)	21.39%	21.39%

Acquisitions accounted for as purchases and disposals undertaken by the Company during the years ended December 31, 2009, 2010 and 2011 included the following:

(a)        In 2002, three wholly owned subsidiaries of Sigma-Epan were placed into liquidation. In April 2009, the liquidator received the clearance letters from government authorities of Singapore relating to the dissolution of three subsidiaries of Sigma-Epan. On May 22, 2009, Sigma-Epan conducted a final meeting to dissolve the subsidiaries. As at December 31, 2002, the Company’s balance sheet includes liabilities of $568 resulting from these subsidiaries which was recognized as gain on liquidation of subsidiaries in 2009.

(b)       On March 31, 2010, CCH acquired 51% of APEC shares from Sigma Cable, thereby increasing the Company’s interest in APEC from 98.53% to 99.40%. On April 14, 2010, CCH acquired 100% of Sigma Epan from Samray, the Company’s interest in Sigma-Epan has not changed and Sigma-Epan remains as a wholly owned subsidiary of the Company.

(c)        On May 31, 2011, the Company contributed additional capital in Ningbo Pacific in the form of a cash injection of $5 million. The Company’s interest in Ningbo Pacific increased from 94.31% to 95.80%.

(d)       On December 1, 2011, the Company disposed its entire 51% equity interest in SPFO. Proceeds from the disposal of SPFO were $2.9 million (RMB18.5 million). The Company recorded a gain on disposal amounting to $1.96 million in the statement of operations.

Put Right and Option

Under the terms of the Amended Shareholders’ Agreement, COF has the right and option (but not the obligation) to sell to PEWC upon the occurrence of a Put Event (defined below), and PEWC agreed to purchase from COF upon the occurrence of a Put Event, all Registrable Securities then owned by COF (the “ Put Shares ”), for an amount equal to the Put Price (defined below) together with interest (calculated on the basis of a 360 day year) on the Put Price, computed (x) from June 28, 2007 through May 31, 2010 at a rate per annum that shall be equal to the Libor Rate plus fifty (50) basis points (compounded annually), and (y) from June 1, 2010 until the Put Closing (defined below) at a rate per annum that shall be equal to the Libor Rate plus one hundred and fifty (150) basis points (compounded annually) (the “ Put Right ”). If the Put Event terminates prior to the closing of such Put Right, the exercise of the Put Right is deemed rescinded and the transaction relating to the Put Right is deemed cancelled, but this will not terminate the existence of a future Put Right upon the triggering of a future Put Event.

A “Put Event” means any date (i) after March 11, 2009 whereby an Event has occurred and continues to occur, or (ii) after February 1, 2011 whereby the shares are not listed on a US Securities Market, which means any of the NASDAQ Stock Market, Inc. (Global Market or Global Select Market), Alternext U.S. (f/k/a the American Stock Exchange LLC), the New York Stock Exchange LLC or in conjunction with a dual listing on, or a transfer from, a US Securities Market to one or more of the principal or secondary exchanges for the public trading of equity securities in any of Hong Kong, Tokyo or Singapore. The “Put Price” means for (i) shares purchased pursuant to the Purchase Agreement, an aggregate amount equal to the product of (a) the number of shares being sold and (b) US$4.35 and (ii) Shares purchased under preemptive right provisions of the Amended Shareholders’ Agreement, and aggregate amount equal to the purchase price thereof.

The Shareholders’ Agreement does not contain any provisions that impose any purchase, reimbursement or financing obligations on the Company in the event that SOF exercises the Put Right. The Put Right is an obligation solely of PEWC and not of the Company. However, for the avoidance of doubt and as a re-affirmation that the financial and other obligation to SOF in the event of an exercise of the Put Right rest exclusively with PEWC, the Company has, on March 27, 2009, entered into a Non-Recourse Confirmation Agreement with PEWC whereby PEWC (i) covenants that it has no put right against the Company relating to the Put Shares and that PEWC’s obligations to SOF are without recourse to the Company, (ii) waives any such right should it arise in the future, and (iii) agrees that it shall not cause the Company, directly or indirectly, to incur any costs associated with the exercise of the Put Right.

The Shareholders’ Agreement provides, and the Non-recourse Confirmation Agreement confirms, that the Put Right is solely the obligation of PEWC. The Company has no purchase, reimbursement or financing obligations in the event that SOF exercises the Put Right. As such, the Company has classified the Put Shares as equity in the accompanying financial statements.

The Company received an approval letter from Nasdaq on April 13, 2011 for the listing of its common stock on Nasdaq, with “APWC” as the trading symbol and, as noted, on April 29, 2011, the Company’s common stock commenced trading on NASDAQ (Capital Markets), which tier does not fit within the definition of a national “Securities Market”, as provided in the Shareholders’ Agreement. The Company intends to apply to list the common stock on the Global Markets tier after the Company is satisfied that it qualifies in all respect for that tier. The Company is not aware of that COF has taken any action with respect to the common stock held by it up to date.

Note 2 - Basis Of Presentation	12 Months Ended
Dec. 31, 2011
BASIS OF PRESENTATION
BASIS OF PRESENTATION

2.         BASIS OF PRESENTATION

            The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).  The basis of accounting differs from that used in the statutory financial statements of the Company’s subsidiaries and equity investee companies, which are prepared in accordance with the accounting principles generally accepted in their respective countries of incorporation.

            All dollar amounts in the financial statements and in the notes herein are U.S. Dollars (“US$”) unless otherwise designated.

Note 3 - Changes In Presentation Of Comparative Financial Statements	12 Months Ended
Dec. 31, 2011
CHANGES IN PRESENTATION OF COMPARATIVE FINANCIAL STATEMENTS
CHANGES IN PRESENTATION OF COMPARATIVE FINANCIAL STATEMENTS

3.         CHANGES IN PRESENTATION OF COMPARATIVE FINANCIAL STATEMENTS

SPFO was consolidated prior to its disposal and it met the criteria for reporting as discontinued operations. Therefore, the results of operations of SPFO and the gain of the disposal have been classified as “Income from operations of discontinued SPFO” in the consolidated statements of operations for the year ended December 31, 2011 and prior periods amounts have been reclassified accordingly.

Note 4 - Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

4.                  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

            Principles of Consolidation

            The consolidated financial statements include the accounts of the Company and its subsidiaries.  All intercompany accounts and transactions have been eliminated on consolidation.  The Company’s investments for which its ownership exceeds 20%, but which are not majority-owned or controlled, are accounted for using the equity method if the Company has the ability to exercise significant influence over the companies’ operating and financial policies. When the Company’s carrying value in an equity investee company is reduced to zero, no further losses are recorded in the Company’s consolidated financial statements unless the Company has guaranteed obligations of the investee company or has committed additional funding. When the investee company subsequently reports income, the Company will not record its share of such income until it equals the amount of its share of losses not previously recognized.

            Use of Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles accepted in the United States requires management to make estimates, judgements, and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates reflected in the Company’s consolidated financial statements include, but are not limited to, useful lives and residual values of long-lived assets, impairment assessment of long-lived assets and goodwill, allowance for accounts and other receivable, accounting for deferred income tax, income tax position, inventory valuation, valuation allowance of deferred tax assets. Actual results could differ from those estimates.

            Cash and Cash Equivalents

            Cash and cash equivalents includes cash on hand, bank deposits and all short-term highly liquid investments with an original maturity of three months and are readily convertible to known amounts of cash.

            Inventories

            Inventories are valued at the lower of cost or market. Cost is determined using the first-in, first-out or weighted average method.

If the expected selling price less completion costs and costs to execute sales (market) is lower than the carrying amount, a write-down is charged to expenses in cost of sales for the amount by which the carrying amount exceeds its market. When the finished goods that were previously written down to market are subsequently sold at above market, a recovery is credited to cost of sales. See note 10 - Valuation and Qualifying Accounts.

Income Taxes

The Company follows the liability method of accounting for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse.

Current income tax expense is the amount of income taxes expected to be payable for the current year. Deferred income tax balances reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax basis and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered. ASC 740, requires that deferred tax assets be evaluated for future realization and reduced by a valuation allowance to the extent the Company believes a portion will not be realized.  The Company considers many factors when assessing the likelihood of future realization of its deferred tax assets, including its recent cumulative earnings experience and expectations of future taxable income by taxing jurisdiction, the carry-forward periods available to the Company for tax reporting purposes, and other relevant factors. Deferred income tax expense (benefit) is the net change during the year in the deferred income tax asset or liability.

The Company adopted the provisions of ASC 740 to account for uncertainties in income taxes.  ASC 740 contains a two-step approach to recognizing and measuring uncertain tax positions.  The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any.  The second step is to measure the tax benefit as the largest amount, which is more than 50% likely of being realized upon ultimate settlement.  The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments and which may not accurately anticipate actual outcomes. The Company’s policy is to recognize interest expense and penalties related to income tax matters as a component of income tax expense.

            Property, Plant and Equipment

Property, plant and equipment are stated at cost less depreciation and any impairment losses. Asset leases qualifying as capital leases are also included in property, plant and equipment. Major renewals and improvements are capitalized and minor replacements, maintenance, and repair expenses are charged to current operations as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the assets or the respective lease term, whichever is shorter, as follows:

Land	Nil
Land use rights	15 - 50 years
Buildings	5 - 30 years
Machinery and equipment	5 - 10 years
Motor vehicles	3 - 10 years
Office equipment	3 - 10 years

No depreciation expense is charged for construction in progress and machinery and equipment under installation.

Capitalized interest on construction in progress is added to the cost of the underlying asset and is depreciated over the estimated useful life of the asset in the same manner as the underlying asset. Interest capitalized for 2010 and 2011 amounted to $nil and $9, respectively. The capitalized interest was related to and has been included as part of the cost of Ningbo Pacific’s construction in progress.

When property and equipment are retired, sold or otherwise disposed of, the asset’s carrying amount and related accumulated depreciation are removed from the accounts and any gain or loss is included in operations.

In 2006, the Company terminated the Ningbo Pacific joint venture and liquidated its major equipment at the Ningbo Pacific facility. In October 2009, the Company has made a resolution to acquire an additional 5.42% shareholding of Ningbo Pacific from the Republic of China (“PRC”) joint venture partner. The Company plans to resume manufacturing operation with new constructed facilities at the Ningbo Pacific site.  The acquisition of additional shareholding is expected to be completed in early 2013.

Goodwill

            Goodwill represents the excess of the cost of purchased business over the fair value of the underlying net assets acquired. Goodwill, is not amortized, but tested for impairment at least annually or more frequently if circumstances indicate that impairment may exist.  The Company determined it has three reporting units in which the entire goodwill was allocated to manufactured product segment.

            In accordance with ASC 350 “Intangible - Goodwill and Others”, (“ASC 350”), the Company performed a two-step test to assess goodwill impairment as of December 31, 2011. First, the Company identifies potential goodwill impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company determines fair value using a discounted cash flow approach and makes reference to the market capitalization of the Company. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of goodwill impairment loss.

Based on the Company’s assessment conducted as of December 31, 2011, the Company recognized goodwill impairment charges of $8,791, and the carrying amount was $nil as of December 31, 2011. See note 6 - Goodwill.

            Investments

            Management determines the appropriate classification of its investments at the time of purchase and re-evaluates such designation as of each balance sheet date.

            The Company accounts for its investments in equity securities of privately-held companies as cost method investment in accordance to ASC 325, “Investments - Others” as these securities do not have readily determinable fair value. Investments in which the Company does not have a controlling interest or an ownership voting interest to exert significant influence, and which are not publicly traded are accounted for at cost.

            The Company accounts for its investments in equity securities that have readily determinable fair value using ASC 320, “Investments - Debt and Equity Securities”. Equity securities are classified as available-for-sale, as the Company does not trade in these securities, but rather they are held as longer term investments due to business relationships with the entities. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholders’ equity.  Realized gains and losses and declines in values judged to be other-than-temporary on available-for-sale securities are included in investment income.  The cost of securities sold is based on the specific identification method.  Interest and dividends on securities classified as available-for-sale are included in investment income.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting under ASC sub-topic 323-10, “Investments-Equity Method and Joint Ventures: Overall” (“ASC 323-10”), and included as investment in equity investees in the balance sheets. Under the equity method, the Company’s proportionate share of each equity investee’s net income or loss is included as share of income (losses) in equity investees in the statements of operations. An investor shall record its proportionate share of the investee’s equity adjustments for other comprehensive income (e.g. foreign currency items, etc) as increase or decrease to the investment account with corresponding adjustment in equity. The Company evaluated the investment in equity investee for impairment under ASC 323-10. An impairment loss on the investment in equity investee is recognized in the statements of operations when the decline in value is determined to be other-than-temporary.

            A judgmental aspect of accounting for investments (including investments in equity investees) involves determining whether an other-than-temporary decline in value of the investment has been sustained.  If it has been determined that an investment has sustained an other-than-temporary decline in its value, the investment is written down to its fair value, by a charge to earnings.  Such evaluation is dependent on the specific facts and circumstances.  Factors that are considered by the Company in determining whether an other-than-temporary decline in value has occurred include: the market value of the security in relation to its cost basis; the financial condition of the investee; and the intent and ability to retain the investment for a sufficient period of time to allow for recovery in the market value of the investment.

In 2009, 2010 and 2011, the Company recorded an impairment charge of $nil, $346 and $nil, respectively, related to certain available-for-sale investment.

Impairment of Long-Lived Assets

The Company accounts for impairment of long-lived assets in accordance with ASC 360, “Property, Plant and Equipment”.  Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  In such instances, the Company estimates the undiscounted future cash flows that result from the use of the asset and its ultimate disposition.  If the sum of the undiscounted cash flows is less than the carrying value, the Company recognizes an impairment loss, measured as the amount by which the carrying value exceeds the fair value of the asset group, determined principally using discounted cash flows.

In 2009, the Company recorded an impairment charge of $77 related to the impairment of a factory in Thailand (included in the manufactured products segment) that is not being used for operation.  The impairment charge was recorded to reduce the carrying value of the identified assets to fair values. Fair values were derived using a variety of methodologies, including cash flow analysis, estimates of sales proceeds and independent appraisals. Where cash flow analyses were used to estimate fair values, key assumptions employed, included estimates of future growth, estimates of gross margins and estimates of the impact of inflation. The charges were primarily the result of management’s revised outlook due to the prolonged unfavorable market conditions.

There was no impairment charge in 2010. In 2011, the Company recorded an impairment charge of $25 related to the damage to Siam Pacific’s machinery due to the flooding in Thailand. The impairment is stated as a line item, “Charges related to flooding” within operating expenses. See note 14.

Account Receivables and allowance for doubtful accounts

Accounts receivables are stated at face value less any allowance for doubtful accounts. The Company maintains allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. Management considers the following factors when determining the collectability of specific customer accounts: customer credit-worthiness, customer financial condition, past transaction history with the customer, current economic industry trends, and changes in customer payment terms.

Lease obligations

In accordance with ASC 840, Leases, leases for a lessee are classified at the inception date as either a capital lease or an operating lease. The Company assesses a lease to be a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The capitalized lease obligation reflects the present value of future rental payments, discounted at the appropriate interest rates. The cost of the asset is amortized over the lease term. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized as set out below under property, plant and equipment.

Operating lease expenses are recognized on a straight-line basis over the applicable lease term.

Revenue Recognition

            Revenue represents the invoiced value of goods sold, net of value added tax and returns, invoiced value on distribution activities, and service fee income on installation activities.  Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Company and the revenue can be reliably measured. The following specific recognition criteria must also be met before revenue is recognized.

            Sales of manufactured goods and distributed products

            The Company recognizes revenue from the sale of manufactured goods and distributed products upon passage of title to the customer that coincides with their delivery and acceptance. These revenue recognition are recognized in accordance with SEC Staff Accounting Bulletin (SAB) No. 104. The Company recognizes its revenue of sale of distributed products at gross as the Company is the primary obligor in the transaction.

The Company classifies shipping and handling costs incurred within cost of sales.

            Supply, Delivery and Installation

The Company’s supply, delivery and installation services are considered as multiple elements arrangements and are accounted for in accordance with ASC subtopic 605-25, “Revenue Recognition: Multiple-Element Arrangements” (“ASC 605-25”). Elements such as installation service and sale of cables are considered as separate elements contained in a single arrangement, or in related arrangements with the same customer. The Company allocates revenue to each element based on its relative fair value. The allocation of the fair value to the delivered elements is limited to the amount that is not contingent on future delivery of services or subject to customer-specified return or refund privileges.  The Company prospectively adopted Accounting Standards Update (“ASU”) No. 2009-13, Multiple-Deliverable Revenue Arrangements (“ASU 2009-13”), a consensus of the FASB Emerging Issues Task Force that amends ASC 605-25, on January 1, 2011.

In accordance with ASU 2009-13, certain delivered items in multiple-element arrangements, which previously would not qualify for separate units of accounting due to the lack of vendor-specific objective evidence or third-party evidence of selling price, are accounted for as separate units of accounting, to which the total consideration of the arrangements is allocated based on management’s best estimate of the selling price (“BESP”). We consider all reasonably available information in determining the BESP, including both market and entity-specific factors. The adoption of ASU 2009-13 does not have a material effect on our financial statements, the units of accounting and the pattern and timing of revenue recognition is not changed materially.

The Company recognizes revenue from installation activities using the percentage-of-completion method, based on the customer certification of the distance of cable laid with respect to the estimated total contract revenue, and in accordance with ASC 605-35, “Revenue Recognition-Construction-Type and Production-Type Contracts”. The timing of revenue recognition of cable sales and installation services are substantially identical.

            Bill-and-hold arrangements

            The Company recognizes revenue of sale of cables under bill-and-hold arrangements requested by certain customers in Thailand, in accordance with SAB 104.

As at December 31, 2009, 2010 and 2011, the revenue recognized under bill-and-hold arrangements where the cables were yet delivered was $8.6 million, $17.9 million and $5.8 million, respectively.

Customers’ incentive

The Company offers sales incentives in connection with power cable sales to wholesalers and distributors. These incentives include both rebates offered to customers for purchasing a certain volume of product during the year and settlement discounts for early payment of sales invoices. Both forms of incentives are recognized as a reduction to gross sales.

Foreign Currency Translation and Transactions

The functional currency of the Company’s international subsidiaries is generally the local currency or U.S. Dollars.  For these subsidiaries, the Company translates the assets and liabilities at exchange rates in effect at the balance sheet date and income and expense accounts at average exchange rates during the year.  Resulting currency translation adjustments are recorded directly to accumulated other comprehensive income within stockholders’ equity.

Foreign currency transactions are recorded at the applicable rates of exchange in effect at the transaction dates.  Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date.  Gains and losses from foreign currency transactions are recorded in the consolidated statements of operations.

 Foreign Currency Forward Contracts

The Company recognizes derivative financial instruments in the consolidated financial statements at fair value regardless of the purposes or intent for holding the instrument. Changes in the fair value of derivative financial instruments are either recognized periodically in income or in shareholders’ equity as a component of comprehensive income depending on whether the derivative financial instruments qualify for hedge accounting, and if so, whether they qualify as a fair value or cash flow hedge.

Generally, changes in fair values of derivatives accounted for as fair value hedges are recorded in income along with the portions of the changes in the fair value of the hedged items that relate to the hedged risks. Changes in fair value of derivatives accounted for as cash flow hedges, to the extent they are effective as hedges, are recorded in other comprehensive income net of deferred taxes. Changes in fair value of derivatives used as hedges of the net investment in foreign operations are reported in other comprehensive income as part of the cumulative translation adjustment. Changes in fair values of derivatives not qualifying as hedges are reported in the consolidated statements of operations.

The Company’s subsidiaries use forward foreign exchange contracts to reduce their exposure to foreign currency risk for liabilities denominated in foreign currency. A forward foreign exchange contract obligates the Company to exchange predetermined amounts of specified foreign currencies at specified exchange rates on specified dates or to make an equivalent U.S. dollar payment equal to the value of such exchange.  Realized and unrealized gains and losses on foreign exchange contracts are included as foreign exchange gains or losses in the consolidated statements of operations as such contracts do not qualify for hedge accounting.

As of December 31, 2010 and 2011, the Company had outstanding forward exchange purchase contracts with notional values of $nil and $2,317, respectively. The outstanding forward exchange contracts as of December 31, 2011 matured in January 2012. The Company records these contracts at fair value with the related gains and losses of $nil, $nil and $64, for the years ended December 31, 2009, 2010 and 2011, respectively in the consolidated statements of operations.

Copper Future Contracts

Copper future contracts are designed to manage the Company’s consolidated exposure to change in inventory value due to fluctuations in market prices for selected operating units. Within the ordinary course of business the Company routinely enters into purchase transactions for copper. The majority of these transactions take the form of contracts that were entered into and continue to be held for the purpose of receipt or delivery of the copper in accordance with the Company’s expected sales or production timing or usage requirements. Such contracts are not within the scope of hedging accounting, or derivatives. To date, these contract positions have not had a material effect on the Company’s financial position, results of operations or cash flow.

            Earnings (Loss) Per Share

            Basic and diluted earnings (loss) per share are calculated in accordance with ASC 260, “Earnings Per Share”.  There are no dilutive equity instruments for all periods presented.

Fair Value Measurements

Effective from January 1, 2008, the Company adopted the provisions of ASC 820, “Fair Value Measurements and Disclosures” for financial assets and liabilities. Under ASC 820, fair value is defined as the price that would have been received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•   Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•   Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•   Level 3 - Valuations based on unobservable inputs which are supported by little or no market activity and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorizes as Level 3.

The carrying amounts of financial instruments, including cash and cash equivalents, bank deposits, trade receivables, other current assets, trade payables, related party balances and other liabilities approximate their fair value due to the short-term maturities of such instruments.

Recent Pronouncements

In May 2011, the FASB issued an additional guidance ASU 2011-04  “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” which clarifies the application of existing fair value measurement and disclosure requirements, changes certain fair value measurement principles and requires additional disclosures about fair value measurements. The updated guidance is effective on a prospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued an ASU 2011-05“Presentation of Comprehensive Income” which amended guidance for the presentation of comprehensive income. The amended guidance requires the presentation of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amended guidance also requires presentation of adjustments for items that are reclassified from other comprehensive income to net income in the statement where the components of net income and the components of other comprehensive income are presented. The amended guidance is effective on a retrospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company believes the adoption of this update will change the order in which certain financial statements are presented and provide additional detail on those financial statements when applicable, but will not have any other impact on its financial statements or results of operations. The Company plans to adopt this standard with effect during and from the interim period ended March 31, 2012.

In December 2011, ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”. This ASU defers the changes in ASU 2011-05 that relate to the presentation of reclassification adjustments and supersedes certain pending paragraphs. ASU 2011-12 will be applied retrospectively. ASU 2011-12 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The Company believes the adoption of this update will change the order in which certain financial statements are presented and provide additional detail on those financial statements when applicable, but will not have any other impact on its financial statements or results of operations. The Company plans to adopt this standard during the interim period ended March 31, 2012.

Note 5 - Short-term bank deposits	12 Months Ended
Dec. 31, 2011
SHORT-TERM BANK DEPOSITS
SHORT-TERM BANK DEPOSITS

5.                  SHORT-TERM BANK DEPOSITS

	As of December 31
	2010	2011

Unrestricted short-term bank deposits	$ -	$ 2,529
Restricted short-term bank deposits	17,422	12,024
	$ 17,422	$ 14,553

Short-term bank deposits are deposits with maturities of more than three months but less than one year. Restricted short-term bank deposits represent the amounts of cash pledged by two subsidiaries in Thailand to secure credit facilities granted by financial institutions.

These bank deposits bear interest rates ranging from 0.06% to 1.98% and 0.3% to 3.7% per annum as of December 31, 2010 and 2011, respectively.

Note 6 - Goodwill	12 Months Ended
Dec. 31, 2011
GOODWILL [Abstract]
GOODWILL

6.                  GOODWILL

Goodwill of $8,801 as of December 31, 2010 relating to the manufactured products segment and the changes in the carrying amount of goodwill are as follows:

Balance as of December 31, 2010	$ 8,801
Disposal of a subsidiary	(10)
Impairment charge	(8,791)
Balance as of December 31, 2011	$ -

In accordance with ASC 350, the Company assessed the fair value of the reporting unit as of December 31, 2011. The Company adopted the discounted cash flow approach and, considering that the reporting unit constituted the majority of the overall consolidated group, by reference to the closing price of its common stock on that date as well as an assumed control premium. From January 2011 to December 2011, the stock market downturn caused a decline in the Company’s stock price by 54.8%, which resulted in a significant reduction in the Company’s market capitalization. As of December 31, 2011, the assessed fair value was below the carrying value of the reporting unit. The Company then performed a hypothetical purchase price allocation using the fair value of reporting unit and determined that the goodwill was fully impaired. As a result, the Company recognized a goodwill impairment charge of $8,791 for the year ended December 31, 2011 as a separate item in the consolidated statements of operations.

Note 7 - Investments	12 Months Ended
Dec. 31, 2011
INVESTMENTS
INVESTMENTS

7.                  INVESTMENTS

A summary of the carrying values and balance sheet classification of all investments in privately-held equity securities and available-for-sale securities was as follows:

	As of December 31
	2010	2011

Available-for-sale securities, at fair value	$92	$-
Equity securities in privately-held companies, at cost	652	618
Total investments	$744	$618

The investments in equity securities in privately-held companies are recorded at cost as their market value is not readily determinable. It consists of the investment in Thai Metal Processing Co., Ltd, which is engaged in the fabrication of copper rods.

       The investments in available-for-sale securities above represent the investments in TT&T Public Company Limited (TT&T), which is listed on the Stock Exchange of Thailand. Its principal activity is the operation of a provincial telephone network throughout Thailand and services include, fixed line telephone, pay phone, data communication and distribution of telephone equipment.

During 2011, the Company recorded an unrealized loss of $68 on its investments in TT&T in other comprehensive income. In June 2011, the Company sold the investments in TT&T and received the proceeds of $24. The amount of unrealized loss of $68 was reclassified out of accumulated other comprehensive income into consolidated statements of operations.

Note 8 - Bank Loans And Overdrafts	12 Months Ended
Dec. 31, 2011
BANK LOANS AND OVERDRAFTS
BANK LOANS AND OVERDRAFTS

8.                  BANK LOANS AND OVERDRAFTS

        Bank  loans and overdrafts consist of the following:

	As of December 31,
	2010	2011
Bank loans and overdrafts	$ 25,259	$13,886
Trust receipts	42,092	38,927
Total bank loans and overdrafts	$ 67,351	$ 52,813

Under line of credit arrangements for short-term debt with the Company’s bankers, the Company may borrow up to approximately $316,369 (2010: $292,833) on such terms as the Company and the banks may mutually agree upon.  These arrangements do not have termination dates but are reviewed annually for renewal.  As of December 31, 2011, the unused portion of the credit lines was approximately $224,640 (2010: $209,634), which included unused letters of credit amounting to $128,409 (2010: $128,211). Letters of credit are issued by the Company in the ordinary course of business through major financial institutions as required by certain vendor contracts. As of December 31, 2011, the Company had open letters of credit totaling $49,596 (2010: $53,724). Liabilities relating to the letters of credit are included in current liabilities.

            The credit lines of the Company were collateralized by:

(i)                 Mortgage of the Company’s land, buildings, machinery and equipment with a total carrying amount of $15,792 at December 31, 2011 (2010: $17,177);

(ii)               Pledge of short-term deposits and accounts receivables of $12,024 at December 31, 2011 (2010: $16,104);

(iii)             Pledge of not fewer than 112 million shares of Charoong Thai; and

(iv)             Corporate guarantee issued by the Company and a subsidiary of the Company.

(v)               A trading facility was secured by the assets with total carrying amount of $31,414  of a subsidiary as at December 31, 2011 (2010:$28,484).

            The weighted average interest rates on bank loans and overdrafts as of December 31, 2009, 2010 and 2011 were 4.4%, 3.6% and 3.7% per annum, respectively.

During 2011, CCH (HK) entered into a bank loan agreement with Bangkok Bank Hong Kong Branch with a total cash loan of US$ 14 million and a trade facility of US$ 8 million. The cash loan carries an interest rate of SIBOR (Singapore Inter-bank Borrowing Rate) plus 2.5% for a period of 5.5 years, adjusted quarterly as the SIBOR fluctuates. The bank loan is guaranteed by the Company, as guarantor.  As of December 31, 2011, CCH (HK) was not in compliance with certain financial and non-financial loan covenants and the cash loan would become callable on demand. The outstanding balance was classified as a current liability as of December 31, 2011. The Company started negotiation in December 2011 with the Bank on revising the loan covenants and issuing waiver for the default. Up to the date of these financial statements, the negotiation is still in process.

Note 9 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2011
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE [Text Block]

9.                  EARNINGS (LOSS) PER SHARE

The Company computes earnings (loss) per share in accordance with ASC 260 “Earning Per Share”. Basic net earnings (loss) per share is computed by dividing net income (loss) by the weighted-average number of common shares outstanding during the period. Diluted net earnings (loss) per share is computed by dividing net income (loss) by the sum of the weighted-average number of common shares outstanding and if dilutive, the potential common shares outstanding during the period.

The following table sets forth the computation of basic and diluted earnings (loss) attributable to common shareholders per share:

	Years ended December 31,
	2009	2010	2011

Numerator:
Income (loss) attributable to APWC from continuing operations	$ 9,858	$ 14,142	$ (6,832)
Income (loss) attributable to APWC from discontinued operations	231	(2)	1,393
Net income (loss) attributable to APWC	$ 10,089	$ 14,140	$ (5,439)

Denominator (in number of shares):

Weighted-average common shares outstanding - basic and diluted	13,830,769	13,830,769	13,830,769

Earnings (loss) per share - basic and diluted
Continuing operations	$ 0.71	$ 1.02	$ (0.49)
Discontinued operations	0.02	(0.00)	0.10
Total earnings (loss) per share - basic and diluted	$ 0.73	$ 1.02	$ (0.39)

Note 10 - Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
VALUATION AND QUALIFYING ACCOUNTS
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

10.              VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at beginning of year	Net charge (credit) to income	Deduction	Currency translation adjustment	Balance at end of year
Year ended December 31, 2009:
Allowance for doubtful accounts	$ 9,644	$ (860)	$ (326)	$ 236	$ 8,694
Inventory impairment
- Lower of cost or market	26,282	(24,268)	42	1,158	3,214
- Obsolescence	433	319	(6)	35	781
Allowance for deferred tax assets	6,683	(4,781)	-	587	2,489
	$ 43,042	$ (29,590)	$ (290)	$ 2,016	$ 15,178
Year ended December 31, 2010:
Allowance for doubtful accounts	$ 8,694	$ (1,317)	$ (1,063)	$ 572	$ 6,886
Inventory impairment
- Lower of cost or market	3,214	(2,219)	-	201	1,196
- Obsolescence	781	245	-	93	1,119
Allowance for deferred tax assets	2,489	2,460	-	(132)	4,817
	$ 15,178	$ (831)	$ (1,063)	$ 734	$ 14,018
Year ended December 31, 2011:
Allowance for doubtful accounts	$ 6,886	$ (1,555)	$ (664)	$ (53)	$ 4,614
Inventory impairment
- Lower of cost or market	1,196	1,725	(888)	(14)	2,019
- Obsolescence	1,119	268	-	(81)	1,306
- Charges related to flooding	-	3,572	-	(130)	3,442
Allowance for deferred tax assets	4,817	(3,942)	-	-	875
	$14,018	$ 68	$ (1,552)	$ (278)	$ 12,256

During 2009, the copper prices on London Metal Exchange (the “LME”) gradually rose from $3,220 in January 2009 to $6,981 in December 2009. The previous recognized impairment of $24,268 due to lower of cost or market was credited to cost of sales for those finished goods which were sold at above market in 2009.

During 2010, the Company exercised rigorous controls over raw-material inventory and through long-term copper future contacts reduced its exposure to the fluctuations in market prices for copper, which resulted in a significant reduction in the inventory impairment.

During 2011, the decrease in commodity prices, including that of copper, resulted in a write-down of the cost of the inventory as of December 31, 2011. Copper prices on the LME fell from an average monthly price high of $9,555 in January 2011 to $7,657 in December 2011. As a result, inventory write-down to market of $1,725 was charged to cost of sales for the year ended December 31, 2011.

The impairment charge of $3,572 was related to flooding in Thailand (note 14).

Note 11 - Income Taxes	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

11.              INCOME TAXES

            Under current Bermuda law, the Company is not subject to tax on income or capital gains, nor is withholding tax of Bermuda imposed upon payments of dividends by the Company to its shareholders.

The Company’s investments in the Operating Subsidiaries are held through subsidiaries incorporated in the British Virgin Islands (“BVI”).  Under current BVI law, dividends from the BVI subsidiaries’ investments are not subject to income taxes and no withholding tax is imposed on payments of dividends by the BVI subsidiaries to the Company.

The Operating Subsidiaries and equity investees are governed by the income tax laws of Singapore, Thailand, Australia and the People’s Republic of China.  The corporate income tax rate in Singapore was 17% for each of the three years ended December 31, 2011, and there is no withholding tax on dividends applicable to the Company.  For Thailand, the corporate income tax rate was 30% for each of the three years ended December 31, 2011 and a withholding tax of 10% is levied on dividends received by the Company. CTW is listed on Stock Exchange of Thailand (“SET”), its applicable corporate income rate was 25% for the first 300 million Baht of net profit and 30% for the amount exceeding 300 million Baht. The reduced rate of taxation applied for listed companies for three accounting periods from 2008 to 2010. As a part of an initiative to promote Thailand’s competitiveness, the Thai Government announced in Royal Decree (No. 530) to provide for a reduction of corporate income tax on December 21, 2012: (1) Reduction of corporate tax from 30% to 23% for accounting period from January 1, 2012; (2) Further reduction of corporate income tax to 20% for the subsequent two accounting periods from January 1, 2013. The tax reduction is valid for three years from 2012 to 2014. In Australia, the corporate income tax rate was 30% for 2009/2010, 2010/2011 and 2011/2012 tax years. The applicable corporate income tax rate for the subsidiaries in the People’s Republic of China was 25% for each of the three years ended December 31, 2011.

Pursuant to the Corporate Income Tax Law (the CIT Law) of the PRC that came into effect on January 1, 2008, all the enterprises generally are subject to corporate income tax at an effective rate of 25% on income as reported in their statutory accounts. An enterprise located in specially-designated regions or cities and eligible for the preferential policy in the form of a reduced tax rate shall have five years from the time when the CIT Law takes effect to transition progressively to the legally prescribed tax rate. During this period, an enterprise that enjoyed the 15% corporate income tax rate shall be subject to the 18% tax rate for the year 2008, 20% for the year 2009, 22% for the year 2010, 24% for the year 2011, and 25% for the year 2012.

PEWS is located in Shenzhen, which is a region where preferential tax rates apply and currently qualifies for a reduced rate of taxation of 20%, 22%, and 24% for the years 2009, 2010, and 2011, respectively. PEWS is the only subsidiary of the Company in the PRC that qualifies for the preferential tax rates under the CIT Law. Under the CIT law, dividend distributions of profits earned prior to January 1, 2008 to foreign investor(s) are exempt from withholding tax; distribution of the profits earned after January 1, 2008 is subject to withholding tax of 10%, reduced to 5% under the Arrangement between the Mainland of China and the Hong Kong Special Administrative Region on the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with Respect to Taxes on Income provided that the Hong Kong holding company, CCH(HK), is qualified as the “beneficial owner” of the dividend income under Cuoshuiban [2009] No.601.

Pre-tax income (loss) from continuing operations was taxed in the following jurisdictions:

	Year ended December 31,
	2009	2010	2011

Thailand	$ 10,921	$ 24,750	$ 8,760
Singapore	3,149	1,671	(80)
Australia	3,020	2,176	3,130
The People’s Republic of China	3,690	6,921	985
Others	(2,318)	(3,665)	(12,101)

	18,462	31,853	694

Equity investees
The People’s Republic of China	(40)	(21)	(58)
	$ 18,422	$ 31,832	$ 636

            Significant components of the provision (benefit) for income taxes are as follows:

	Year ended December 31,
	2009	2010	2011

Allocated to net income (loss)

Current:
Thailand	$ 813	$ 4,069	$ 4,869
Singapore	-	-	-
The People’s Republic of China	814	1,324	679
Australia	680	956	1,291
Total current	2,307	6,349	6,839

Deferred:
Thailand	1,723	170	(1,446)
Singapore	100	59	(154)
The People’s Republic of China	389	197	(43)
Australia	128	(262)	(316)
Total deferred	2,340	164	(1,959)
The benefits of operating loss carried forwards	-	(72)	(314)
	$ 4,647	$ 6,441	$ 4,566
Allocated to other comprehensive income (loss)	$ 18	$ 84	$ -

The parent company’s tax is filed in Bermuda, which does not have a statutory tax rate. The provision for income taxes differs based on the taxes incurred by the Operating Subsidiaries, in their respective jurisdiction. The Company determines its statutory tax rate based on its major commercial domicile that is its subsidiary in Thailand. The reconciliation of the statutory tax rate and the Company’s effective tax rate is as follows:

	Year ended December 31,
Income tax at statutory tax rate in:	2009	2010	2011

Tax provision at statutory rate (30%)	$ 5,755	$ 9,608	$ 191

Foreign income taxed at different rate	(455)	881	1,350
Expenses not deductible for tax purpose	2,437	1,684	753
Impairment of goodwill not deductible for tax	-	-	2,637
Written-off deferred tax assets arising from liquidation of a subsidiary	-	-	3,633
Reversal of valuation allowance arising from liquidation of a subsidiary	-	-	(3,633)
Utilization of prior year tax losses	-	(6,186)	-
Changes in valuation allowance	(3,959)	2,473	(291)
Written-off deferred tax	1,473	215	-
Tax exempt on income	(1,573)	(2,583)	(1,453)
Difference due to effect of tax holidays	(141)	(583)	-
Unrecognized tax benefits	708	354	1,026
Deferred tax liability arising from undistributed earnings	402	578	193
Effect of temporary tax rate changes on deferred tax assets	-	-	862
Others	-	-	(702)
Total tax income for the year	$ 4,647	$ 6,441	$ 4,566

Pacific Thai had deferred tax assets (mainly from prior year net operating losses) of $3,633 with a 100% valuation allowance as of December 31, 2010. Following the de-registration of Pacific Thai on January 5, 2011, its deferred tax assets could no longer be realized and thus were written off. The corresponding valuation allowance was reversed during the year.

Deferred tax liabilities and assets comprised the following:

	As of December 31
	2010	2011

Deferred tax liabilities:

Outside basis differences	$ (1,973)	$ (2,172)

Total deferred tax liabilities	(1,973)	(2,172)

Deferred tax assets:
Unused tax losses	4,480	1,181
Allowance for doubtful accounts	1,454	682
Inventory impairment	649	744
Allowance for impairment in investment	1,203	933
Rebates and other accrued liabilities	1,420	1,980
Unpaid retirement benefits	-	854
Charges related to flooding	-	874
Deferred revenue and cost of sales	-	320

Total deferred tax assets	9,206	7,568
Valuation allowance for deferred tax assets (note 10)	(4,817)	(875)

Total deferred tax assets	4,389	6,693

Net deferred tax assets	$ 2,416	$ 4,521

The amount of deferred tax liabilities and assets at December 31, 2010 and 2011 were as follows:

	As of December 31,
	2010	2011

Gross current deferred tax liabilities	$ (43)	$ (49)

Gross current deferred tax assets	3,763	5,234
Valuation allowance for deferred tax assets	(400)	-

	3,363	5,234

Net current deferred tax assets	3,320	5,185

Gross non-current deferred tax liabilities	(1,930)	(2,123)

Gross non-current deferred tax assets	5,443	2,334
Valuation allowance for deferred tax assets	(4,417)	(875)

	1,026	1,459

Net non-current deferred tax assets	(904)	(664)

Net deferred tax assets	$ 2,416	$ 4,521

The deferred tax liabilities and assets are presented in the accompanying consolidated balance sheets as follows:

	As of December 31,
	2010	2011

Current
Deferred tax assets	$ 3,320	$ 5,185

Total current	3,320	5,185

Non-current
Deferred tax assets	677	517
Deferred tax liabilities	(1,581)	(1,181)
Total non-current	(904)	(664)

Net deferred tax assets	$ 2,416	$ 4,521

As of December 31, 2011, the Company has available unused net operating losses that may be applied against future taxable income and that expire as follows:

Date of expiration	2010	2011

2011	$ 3,089	$ -
2012	5,399	656
2013	3,115	461
2014	5,069	853
2015	353	356
2016	-	839
No expiration	1,396	1,801
	$ 18,421	$ 4,966

The remaining net operating losses can be carried forward, subject to any condition to be met under the relevant tax laws of the respective jurisdictions. The utilization of these net operating loss carry forwards is subject to agreement by the income tax authorities in the respective jurisdictions.

As of December 31, 2010 and 2011, the Company is subject to taxation in The People’s Republic of China, Australia, Thailand, and Singapore.  The Company’s tax years from 2006 and forward are still open examination by the tax authorities in various tax jurisdictions.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

Change in Uncertain Tax Positions	As of December 31,
	2009	2010	2011
Balance at January 1	$ 2,055	$ 2,198	$ 2,332
Additions based on tax positions related to the current year	143	134	308
Additions for tax positions of prior years	-	-	-
Settlements	-	-	-

Balance at December 31	$ 2,198	$ 2,332	$ 2,640

The Company is not expecting there would be any reasonably possible change in the total amounts of unrecognized tax benefits within twelve months of the reporting date. As of December 31, 2010 and 2011, the amount of unrecognized tax benefits (excluding interest and penalties) included in the balance sheet that would, if recognized, affect the effective tax rate is $2,332 and $2,640, respectively.

The Company recognized interest expense and penalties related to income tax matters as a component of income tax expense. The amount of related interest and penalties the Company have provided as of the reporting date, were:

	As of December 31,
	2009	2010	2011
Accrued interest on unrecognized tax benefits	$ 1,299	$ 1,373	$ 1,783
Accrued penalties on unrecognized tax benefits	1,806	1,948	2,256

Total accrued interest and penalties on Unrecognized tax benefits	$ 3,105	$ 3,321	$ 4,039

The bases for interest and penalties are of 0.05% per day (18.25% annually) and 100% respectively of the relevant income tax liabilities. The Company recognized $74 and $142 in interest and penalties during 2010 and $410 and $308 in interest and penalties during 2011. As of December 31, 2010 and 2011, the Company recognized $3,321 and $4,039, respectively, in interest and penalties.

Note 12 - Value Add Tax ("VAT")	12 Months Ended
Dec. 31, 2011
VALUE ADDED TAX ("VAT")
VALUE ADDED TAX ("VAT")

12.              VALUE ADDED TAX (“VAT”)

According to the value-added tax policy from the relevant tax authorities, the sales are subject to an output VAT, while the purchase of products is subject to an input VAT. VAT payable or receivable is the net difference between periodic output VAT and deductible input VAT. The revenue, expenses and assets are recognized net of the amount of VAT except where the VAT incurred in a purchase of assets or services is not recoverable from taxation authority, in which case the VAT is recognized as part of the cost of acquisition of the assets or as part of the expenses item as applicable. Receivable and payable that are stated with the VAT incurred. The net amount of VAT recoverable from, or payable to, the taxation authority is included as part of receivable or payable in the balance sheet.

The VAT rates of our Operating Subsidiaries in various tax jurisdictions are:

China	17%
Singapore	7%
Thailand	6%
Australia	10%

Note 13 - Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

13.              COMMITMENTS AND CONTINGENCIES

(a)                Leases

                        The Company leases certain machinery and equipment under capital leases for 2010 and 2011.

                        The Company leases a piece of land in Singapore and certain buildings under non-cancellable operating lease arrangements for terms from 5 to 30 years.

                        Future minimum payments under capital leases and non-cancellable operating leases with initial terms of one year or more consisted of the following as of December 31, 2011:

	Capital Leases	Operating Leases

2012	$ 882	$ 866
2013	173	663
2014	46	430
2015	30	177
2016	4	172
Thereafter	-	2,354

Net minimum lease payments	$ 1,135	$ 4,662

Less: amount representing interest	(57)

Present value of net minimum lease payments	$ 1,078
Less: non-current portion included in other non-current liabilities	(842)
Current portion included in other current liabilities	236

                        Rental expense consisted of the following:

	2009	2010	2011

Rentals under operating leases	$ 1,013	$ 937	$ 911

            The capital lease liabilities are secured by the leased machinery and equipment at cost of $330 and $195 as of December 31, 2010 and 2011, respectively. The accumulated depreciation of these leased assets as of December 31, 2010 and 2011 amounted to $264 and $97, respectively. The depreciation of machinery and equipment under capital leases are included in the depreciation expenses under costs of sales.

            The average discount interest rate implicit in the lease is in the range of 6.58% to 8.78% and 6.5% to 8.73% for 2010 and 2011, respectively.

(b)               As of December 31, 2011, the Company and its subsidiaries had commitments to purchase raw materials totaling $186.6 million to $243 million (23,774 to 30,936 metric tons), from third parties at the prices stipulated in the contracts.

(c)                As of December 31, 2011, Charoong Thai and its subsidiaries had given continuing corporate guarantee of $9.7 million (2010: $12.8 million) in respect of banking facilities extended to two Operating Subsidiaries.

            As of December 31, 2010, two subsidiaries of Charoong Thai had commitments to provide cross guarantees for credit lines of $66.2 million. There was no such commitment as of December 2011.

            As of December 31, 2011, the Company provided a corporate guarantee not exceeding the sum of $26.3 million (2010: $20.5 million) for the bond performance and banking facility of Sigma Cable.

            As of December 31, 2011, there were outstanding bank guarantees of $18 million (2010: $19.8 million) issued by the banks on behalf of Charoong Thai and its subsidiaries in respect of certain performance bonds as required in the normal course of business of the companies.  These guarantees generally expire within 1 year.

(d)               As of December 31, 2011, the Company and its subsidiaries had capital commitment relating to the installation of equipment and acquisition of machinery, totaling $1 million (2010: $0.1 million).

(e)                As of December 31, 2011, the Company and its subsidiaries had commitments in respect of repair and maintenance consulting service with unrelated parties and related parties totaling $0.1 million (2010: $0.2 million) and $3.1 million (2010: $0.2 million) respectively.

(f)                As of December 31, 2011, the Company pledged 112 million shares of Charoong Thai to reserve a $14 million term loan facility and a $8 million trade facilities of CCH HK.

            As of December 31, 2010, SPFO pledged account receivables of $3.9 million against a bank loan.

(g)                As disclosed in note 1, on June 28, 2007 SOF entered into a shareholders’ agreement with the Company and PEWC (the “Shareholders Agreement”). On March 27, 2009, SOF sold 10.2% of the issued and outstanding shares of the Company to PEWC. On July 1, 2011, SOF transferred its remaining 9.8% interest in the Company to COF, which became a party to the Amended Shareholders Agreement, which provides for the following:

Indemnification

The Company must certify to SOF (now became COF) whether or not it is considered a Controlled Foreign Corporation or a Passive Foreign Investment Company as of each fiscal year end. Should this certification be challenged by the taxing authorities and found to be incorrect, the Company must indemnify SOF (now became COF) and its shareholders against interest and penalties that may be imposed and reasonable attorney’s fees incurred.

It is management’s opinion that this indemnification will not result in any adverse material financial consequence to the Company.

Controlled Foreign Corporation is any foreign corporation of which more than 50 percent of either -

(1) The total combined voting power of all classes of stock of the corporation entitled to vote; or

(2) The total value of the stock of the corporation, is owned by United States shareholders on any day during the taxable year of such foreign corporation.

Passive Foreign Investment Company (“PFIC”) has one of the following attributes:

(1) At least 75% of the corporation's income is considered "passive", which is based on investments rather than standard operating business.

(2) At least 50% of the company's assets are investments that produce interest, dividends and/or capital gains.

PFICs include foreign-based mutual funds, partnerships and other pooled investment vehicles that have at least one U.S. shareholder.

Registration Rights

The Company has prepared and filed with the SEC a registration statement on Form F-1 covering the resale of the “Registrable Securities” for an offering to be made on a continuous basis pursuant to Rule 415 of the Securities Act of 1933, which registration statement was declared effective under the Securities Act by the SEC on March 11, 2009, but requires the filing of a post-effective amendment to include the most recent annual audited financial statements, and, from time to time, unaudited financial statements for the six month period then ended.  “Registrable Securities” includes the shares beneficially owned by COF and the 10.2% of the common stock acquired by PEWC from SOF in March 2009.

Subject to the Amended Shareholders’ Agreement, the Company must use its reasonable best efforts to keep such registration statement continuously effective until (i) all Registrable Securities either have been sold or may be sold without volume restrictions pursuant to Rule 144 of the Securities Act of 1933 and (ii) COF receives freely transferable shares from the Company’s transfer agent.

If any such registration statement ceases to remain continuously effective for any reason after the effective date and during any time when the registration statement is required to be effective, or SOF (now became COF) is otherwise not permitted to utilize the prospectus therein to resell such Registrable Securities, in either case, for more than thirty (30) consecutive trading days or more than an aggregate of sixty (60) trading days during any twelve month period (an “ Event ”), then the “Put Right” (as explained in note 1) will become immediately exercisable and will continue until such event has been cured.

Note 14 - Flooding in Thailand	12 Months Ended
Dec. 31, 2011
FLOODING IN THAILAND
FLOODING IN THAILAND

14.             FLOODING IN THAILAND

           Siam Pacific, a wholly owned subsidiary of Charoong Thai, suspended operations temporarily in 2011 due to damage sustained from the region’s recent flooding. The facility of Siam Pacific, located 30 kilometers north of Bangkok, manufactures enameled wire and communication wire. The facility sustained water damage, as the water level reached approximately 1.5 meters which damaged some of the machinery and equipment in the plant, as well as some of the inventory in the warehouse. As a result, the Company recorded $3,947 of flood-related charges, including property, plant and equipment, impairments, repairing charges and a write-down of damaged inventory and recognized $874 of deferred tax asset related to the charges in 2011. These charges are separately stated as a line item, “Charges related to flooding” included in operating expense on the consolidated statement of operations.

The Company’s insurance policy covers the flood damage to the building, machinery, and inventory; however, it does not cover losses incurred due to the business disruption. The process of submitting claims to the Company’s insurers is still ongoing and the Company is unable to determine of the amount of losses to be recovered from the insurance company.

The following table summarizes the flood related charges for the year ended December 31, 2011:

Inventory write-down	$ 3,572
Property, plant and equipment impairment	25
Repairing charges	350
Total charges	$ 3,947

Note 15 - Financial Instruments	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

15.    FAIR VALUE DISCLOSURES

      The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

            Cash and cash equivalents:  The carrying amount reported in the balance sheet for cash and cash equivalents approximates its fair value because of the short-term maturity of these instruments.

            Bank deposits:  The carrying amount reported in the balance sheet for bank deposits approximates its fair value because of the short-term maturity of these instruments.

            Accounts receivable and accounts payable:  The carrying amounts reported in the balance sheet for accounts receivable and accounts payable approximate their fair values because of the short-term maturity of these instruments.

            Related party balances:  The carrying amounts reported in the balance sheet for related party balances approximate their fair values because of the short-term maturity of these instruments.

Short-term debt: The carrying amounts of the Company’s borrowings under its short-term revolving credit arrangements approximate their fair values. The fair value of the non-interest bearing short-term debt from related parties approximates to its carrying amount as it is repayable on demand.

Investment securities: The fair values of marketable equity securities are based on quoted market prices, details of which are set out in note 7. In accordance with ASC 820, the marketable securities are classified within Level 1 of fair value hierarchy. It is not practicable to estimate the fair values of the equity investments that do not have a quoted market price, without incurring excessive costs. In accordance with ASC 820, such instruments are classified in the Level 3 of fair value hierarchy.

Forward exchange contracts: The fair values of forward exchange contracts are estimated by reference to market quotations for forward contracts with similar terms, adjusted where necessary for maturity differences. The foreign currency forward contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Note 16 - Current Vulnerability Due To Certain Concentrations	12 Months Ended
Dec. 31, 2011
CONCENTRATIONS OF RISKS
CONCENTRATIONS OF RISKS

16.    CONCENTRATIONS OF RISKS

(a)                Concentrations of credit risk

                        Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, investments, investment securities and trade accounts receivable.

                        The Company maintains cash and cash equivalents with various financial institutions. These financial institutions are located in Singapore, Thailand, Australia, Hong Kong and the People’s Republic of China.  The Company’s policy is designed to limit its exposure to any one institution.  The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy.

                        Concentrations of credit risk with respect to trade accounts receivable are limited due to the large number of entities comprising the Company’s customer base. The Company carefully assesses the financial strength of its customers and generally does not require any collateral. At December 31, 2011, no single group or customer represents greater than 10% of the Company’s accounts receivable. The Company’s exposure to credit risk arises from default of counterparty, with maximum exposure equal to the carrying amount of these financial instruments.

The Company is exposed to credit loss in the event of non-performance by counter parties on foreign exchange contracts, but the Company does not anticipate non-performance by any counter parties.

(b)              Concentrations of customers

One customer accounted for more than 10% of the total revenue for the year ended December 31, 2009 (note 20). No single customer accounted for more than 10% of the total revenue for the years ended December 31, 2010 and 2011.

(c)               Risk related to copper and supplier

Copper is the principal raw material used by the Company. The Company purchases copper at prices closely related to the prevailing international spot market prices on the London Metal Exchange for copper. The price of copper is influenced heavily by global supply and demand as well as speculative trading. Consequently, a change in the price of copper will have a direct effect on the Company’s cost of sales.

Substantially all of the Company’s copper rods are supplied by PEWC. In addition to copper rod, the Company purchases high voltage power cable from PEWC for distribution purposes.

(d)              Foreign exchange risk

            Changes in exchange rates influence the Company’s results of operations. The Company’s principal operations are located in Thailand, the People’s Republic of China (“PRC”) and Singapore and a substantial portion of its revenues are denominated in Thai Baht, U.S. Dollars or Singapore Dollars, whereas a substantial portion of the Company’s cost of sales are denominated in U.S. Dollars. Any devaluation of the Thai Baht or Singapore dollar against the US dollar would have an adverse impact on the operations of the Company.

(e)            Current vulnerability due to certain other concentrations

The Company conducts substantial business operations in the PRC. The results of operations and prospects may be adversely affected by significant economic, legal and other developments in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

(f)            Concentration in the geographic area

The Company conducts substantial business operations in the Thailand, PRC, Singapore and Australia. See note 20 - Segment Financial Information for details.

Note 17 - Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2011
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

17.    RELATED PARTY BALANCES AND TRANSACTIONS

The related parties are defined as affiliates of the Company; entities for which investments are accounted for by the equity method by the Company; the principal owners of the Company; its management; members of the immediate families of the principal owners of the Company and its management.

Moon View, PEWC, Singapore Branch and PEWC Singapore Co. (Pte) Ltd are controlled by PEWC.  Moon View is the immediate holding company of the Company. Italian-Thai is the minority shareholder of one of the Company’s Operating Subsidiaries in Thailand. Shandong Yanggu is the shareholder of one of the Company’s Operating Subsidiaries in China. SPHC is one of the Company’s equity investees. Fujikura Limited is a shareholder of one of the Company’s Operating Subsidiaries in Thailand.

	December 31,
	2010	2011

Due from:
PEWC	$ 1,628	$ 1,797
PEWC, Singapore Branch	1,030	1,071
Italian-Thai Development Public Company Limited (“Italian-Thai”) and its affiliates	3,346	1,180
SPHC	1,631	1,179
Shandong Yanggu Wire & Cable Corp Ltd (“Shandong Yanggu”)	514	-
Others	97	-
	$ 8,246	$ 5,227

Due to:
PEWC	$ 11,389	$ 9,490
PEWC, Singapore Branch	891	893
PEWC Singapore Co. (Pte) Ltd.	1,262	1,276
Shandong Yanggu	9	-
Fujikura Limited	224	184
Thai Metal Processing Co., Ltd.	112	60
SPHC	2,858	2,384
Shandong Huayu	395	406
	$ 17,140	$ 14,693

Short-term loan from:
Moon View Ventures Limited (“Moon View”)	$ 1,732	$ 1,732
	$ 1,732	$ 1,732

The interest rates on the above balances with related parties range from 1.25% to 1.38% and are repayable upon demand. All balances with related parties are unsecured.

            The transactions undertaken with related parties are summarized as follows:

	Year ended December 31,
	2009	2010	2011

Purchases of copper from PEWC	$ 33,426	$ 42,236	$ 44,466
Purchases of power cables from PEWC	12,211	3,846	7,164
Purchases of raw materials from Thai Metal Processing Co. Ltd	955	1,153	1,139
Purchases of goods from PEWC	11,247	210	320
Purchases of goods from Fujikura Limited	1,946	2,536	1,348
Sales to Italian Thai and its affiliates	4,144	3,741	3,663
Sales to PEWC	-	65	-

Interest expense paid to PEWC	135	-	-
Interest expense paid to PEWC Singapore Co. (Pte) Ltd	19	14	13
Interest income from Italian Thai Development Public Co Ltd	3	-	-
Management fee paid to PEWC	147	204	239
Management fee received from PEWC	-	-	19
Management fee received from PEWC, Singapore Branch	13	14	14
Management fee received from Italian Thai Development Public Co., Ltd	63	34	-
Dividend income from Thai Metal Processing Co. Ltd.	65	106	-

Information technology service fee paid to PEWC	36	35	38

            Copper is the major raw material of the Company’s wire and cable products.  The Company purchases copper in the form of copper rods and copper cathode.  Copper cathode is purchased by Siam Pacific to avoid the high import tariffs levied on copper rods.  Copper cathode needs to be processed into copper rods prior to the manufacturing of wire and cable products.

            Substantially all of the Company’s copper rods are supplied by PEWC while copper cathodes are supplied by unrelated third parties. The price of copper rods purchased from PEWC is determined by reference to the quoted copper prices on the London Metal Exchange (the “LME”) plus a certain premium.

            In addition to copper rods, the Company purchases high voltage power cable from PEWC for distribution purposes. The purchase price of power cable from PEWC is determined by reference to the quoted copper prices on the LME. No sales commission was received from PEWC during the years 2009, 2010 and 2011.

            Pursuant to the composite services agreement:

            (a)        PEWC will sell copper rod to the Company, upon the Company’s request, (i) at a price consisting of the average spot price of copper on the LME for the one month prior to purchase plus an agreed upon premium, (ii) at prices and on terms at least as favorable as it provides copper rod to other purchasers of similar amounts of copper rod in the same markets as PEWC and (iii) will give priority in the supply of copper rod to the Company over other purchasers of copper rod from PEWC.

            (b)        PEWC grants to the Company the right to distribute any wire or cable product manufactured by PEWC in all markets in which the Company presently distributes or develops the capability to distribute in the future, such products on such terms as have historically been in effect or on terms at least as favorable as PEWC grants to third parties that distribute such products in such markets.  However, PEWC shall not be required to grant to the Company the right to distribute products manufactured by PEWC in the future in markets where the Company does not currently have the capability to distribute unless and until PEWC has no pre-existing contractual rights which would conflict with the grant of such right to the Company.

            (c)        PEWC will make available to the Company, upon the Company’s request and on terms to be mutually agreed between PEWC and the Company from time to time, access to certain of PEWC’s technology (and PEWC personnel necessary to use such technology) with respect to the design and manufacture of wire and cable products, including, without limitation, certain fiber optic technology.

            (d)        PEWC will make available to the Company, upon the Company’s request and on terms to be mutually agreed between PEWC and the Company from time to time, certain services with respect to the design and manufacture of wire and cable products, computerization, inventory control, purchasing, internal auditing, quality control, emergency back-up services, and recruitment and training of personnel; such services may include the training of the Company’s employees and managers at PEWC facilities and the secondment of PEWC employees and managers to the Company.

            (e)        Each of PEWC and the Company will offer the other party the right to participate in any negotiations with a third party concerning the establishment of any facility or similar venture to manufacture or distribute any wire or cable product outside of the markets where the Company currently manufactures or distributes, or intends to develop the capability to manufacture or distribute, any wire or cable product.  Unless the Company and PEWC mutually agree otherwise, the Company shall have the right of first refusal to enter into any definitive agreement with such third party.  If, however, such third party would not agree to the substitution of the Company for PEWC or such substitution would prevent the successful completion of the facility or venture,  PEWC will arrange for the Company to participate to the extent possible.

            (f)        Without the consent of the Company, PEWC will not compete with respect to the manufacture of wire and cable products in any market in which the Company is manufacturing or has taken significant steps to commence manufacturing.

            (g)        For purposes of the composite services agreement, each province in China is considered the equivalent of a market.

            (h)        The composite services agreement dated November 7, 1996 has a three-year term. The Agreement originally expired on November 7, 1999. The Company gave a notice to extend the Agreement by successive one-year periods commencing on April 20, 2001. The notice is treated as a standing notice for successive one-year period renewals until further written notice from the Company.

            To the extent that transactions occur in the future between the Company and PEWC or affiliates of PEWC other than under the Composite Service Agreement, such transactions will be entered into on an arm’s length basis on terms no less favorable than those available from unaffiliated third parties.

Note 18 - Defined Contribution And Benefit Plans	12 Months Ended
Dec. 31, 2011
DEFINED CONTRIBUTION AND BENEFIT PLANS
DEFINED CONTRIBUTION AND BENEFIT PLANS

18.    DEFINED CONTRIBUTION AND BENEFIT PLANS

The Company records the funded status of the Company’s defined benefit plans in the consolidated balance sheet. Actuarial gains and losses and prior service costs continue to be deferred and recognized in expense ratably over appropriate future periods, but the overfunded or underfunded status of the defined benefit plans is now measured as the difference between the fair value of plan assets and the projected benefit obligation (“PBO”). This difference is recorded as an asset (if overfunded) or a liability (if underfunded), with a corresponding adjustment to accumulated other comprehensive loss, net of tax. The net unrecognized actuarial loss and unrecognized prior service costs are recognized in net periodic benefit cost in the consolidated statements of operations, those amounts are reclassified from accumulated other comprehensive (loss) income. The Company currently measures the funded status of its plan as of the balance sheet date.

In accordance with the Thailand labor law, Charoong Thai is obliged to make payment to retiring employees, at rates of 1 to 10 times of their final month’s salary rate, depending on the length of service. During the financial year 2011, the Company’s total expense included $288 (2010: $539; 2009: $451).  The plan is not funded and the amount is recognized in Other Current Liabilities in the balance sheet. The Company pays to settle the obligations as and when employees retire.

The Company has several defined contribution plans covering its employees in Australia, the People’s Republic of China (“PRC”) and Singapore. Contributions to the plan are made annually. Total charges of continuing operations for the years ended December 31, 2009, 2010 and 2011 were $615, $708, and $891, respectively and for years ended December 31, 2009 and 2010 and period ended November 30, 2011 that of discontinued operations were $77, $138 and $205, respectively.

In conformity with ASC 715 “Compensation - Retirement Benefits” (“ASC 715”), the following table sets forth the Plan’s funded status and pension amounts recognized as at December 31, 2010 and 2011 based on the latest actuarial valuation:

	2009	2010	2011

Change in benefit obligation:
Benefit obligation at beginning of year		$ 2,012	$ 2,761
Foreign currency translation adjustments		285	(136)
Service cost		302	181
Interest cost		223	106
Benefits paid		(61)	(219)
Actuarial loss		-	244
Curtailment		-	(2)
Benefit obligation at end of year		$ 2,761	$ 2,935

Change in plan assets:
Fair value of plan assets at beginning of year		$ -	$ -
Employer’s contribution
Fair value of plan assets at end of year		-	-
Funded status		$ (2,761)	$ (2,935)
Unrealized net transition obligation		-	-
Unrecognized net actuarial loss (gain)		-	-
Accrued benefit cost		$ (2,761)	$ (2,935)

Components of net periodic benefit cost:
Service cost	$ 374	$ 302	$ 181
Interest cost	85	223	106
Amortizations of:
Unrecognized net prior service cost (credit)	(8)	(8)	(8)
Unrecognized actuarial loss	-	22	9
Net periodic benefit cost	$ 451	$ 539	$ 288

Amounts recognized in accumulated other comprehensive loss consist of the following: (recognized under ASC 715)
Actuarial loss	$ 68	$ 669	$ 602
Prior service (credit) cost	-	(129)	7
Total recognized in other comprehensive loss	$ 68	$ 540	$ 609

The accumulated benefit obligations amounted to $2,761 and $2,935 as of December 31, 2010 and 2011, respectively.

The estimated net loss and prior service cost (credit) for the defined benefit plans that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost over the next fiscal year are $(27) and $8, respectively.

The actuarial loss increased in 2011 due to the change in assumption:

-          Discount rate was changed from 4.8% per annum to 3.8% for 2012 to reflect prevailing bond yield.

-          The mortality rate have been updated from TMO97 table (Thailand Mortality Ordinary Lite Tables 1997) to TMO98 table (Thailand Mortality Ordinary Lite Tables 2008) reflect the latest available mortality study.

The significant assumptions used in determining the actuarial present value of the projected benefit obligations as of December 31, 2010 and 2011 are as follows:

	2010	2011
Discount Rate	4.8%	4.2%
Rate of Increase in Compensation Levels	6.0%	6.0%
Employee turnover rates:-
Prior to age 35	4.0% - 15.0%	4.0% - 15.0%
Age 35 to 50	2.0% - 7.0%	2.0% - 7.0%
Age 51 to 60	-	0.0% - 2.0%

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Year ended December 31
2012	$ 24
2013	221
2014	33
2015	257
2016	121
2017 - 2021	1,171
$ 1,827

Note 19 - Discontinued Operations	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

19.    DISCONTINUED OPERATIONS

           The Company entered into an agreement to dispose its 51% equity interest in the SPFO joint venture to a group of investors in exchange for a total cash consideration of RMB18.5 million (approximately $2.9 million), effective upon the directors’ approval on September 7, 2011. The purpose of the disposal is to focus on the Company’s core wire and cable business that are more profitable by divesting its non-core fiber-optics cable, of which the market in china has very competitive. The share transfer was completed on December 1, 2011, consequently, the Company’s deconsolidated SPFO effective December 1, 2011. The Company recognized $1,962 gain on disposal of a subsidiary in consolidated statement of operations.

SPFO was consolidated prior to its disposal and it met the criteria for reporting as discontinued operations. Therefore, the results of operations of SPFO and the gain of the disposal have been classified as “Income from operations of discontinued SPFO” in the consolidated statement of operations for the year ended December 31, 2011 and prior periods' amounts have been reclassified accordingly.

            Results from discontinued operations related to SPFO for the years ended December 31, 2009 and 2010 and period ended November 30, 2011 are as follows:

	Year ended December 31,
	2009	2010	2011

Net sales	$ 35,993	$ 22,736	$ 30,210
Cost of sales	(30,244)	(18,072)	(25,111)
Gross profit	5,749	4,664	5,099
Selling, general and administrative expenses	(4,456)	(3,545)	(4,809)
Recovery of doubtful accounts	752	377	68
Income from discontinued operations	2,045	1,496	358
Exchange gain, net	20	-	-
Interest income	-	110	129
Interest expenses	(1,000)	(1,197)	(1,336)
Other income (expenses)	85	37	(38)
Income (loss) before income tax	1,150	446	(887)
Gain on disposal of SPFO	-	-	1,962
Income from operations of discontinued SPFO	1,150	446	1,075
Income tax	(697)	(450)	(229)
Net income (loss) of discontinued operations	$ 453	$ (4)	$ 846
Net income (loss) attributable to non-controlling interests	222	(2)	(547)
Net income (loss) attributable to APWC	231	(2)	1,393

             The transactions undertaken with related parties are summarized as follows:

	Year ended December 31,
	2009	2010	2011

Purchases of goods from Shandong Yanggu	-	17	317
Sales to Shandong Yanggu	-	96	536
Sales to SPRC	-	160	157
Interest expense paid to Shandong Yanggu	-	63	-
Management fee paid to Shandong Yanggu	-	-	387

Note 20 - Segment Financial Information	12 Months Ended
Dec. 31, 2011
SEGMENT FINANCIAL INFORMATION
Segment Reporting Disclosure [Text Block]

20.    SEGMENT FINANCIAL INFORMATION

Description of Products by Segment

In accordance with ASC 280, “Segment Reporting”, the Group chief operating decision maker has been identified as the chief operating officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. According to the management approach, the Company currently operates in three operating segments: (1) manufacturing of wire and cable products (“Manufactured products”), (2) distribution of copper and cable products manufactured by PEWC (“Distributed products”) and (3) sales, delivery and installation of wires and cables (“SDI”).

            Measurement of Segment Profit or Loss and Segment Assets

            The Company evaluates performance and allocates resources based on profit or loss from operations before interest, gains and losses on the Company’s investment portfolio, and income taxes. The accounting policies of the reportable segments, including transactions entered between reportable segments, are the same as those described in the summary of significant accounting policies.

	Year ended December 31,
	2009	2010	2011

Revenues

Revenues from external customers:
Manufactured products	$ 264,128	$ 396,059	$ 429,474
Distributed products	28,102	26,935	25,500
Supply, delivery and installation of wires and cables	34,008	23,600	16,972

Total revenues from external customers	$ 326,238	$ 446,594	$ 471,946

Intersegment revenues:
Manufactured products	$ 12,235	$ 3,143	$ 3,283
Distributed products	-	9,898	13,960

Total intersegment revenues	$ 12,235	$ 13,041	$ 17,243

Total segment revenues	$ 338,473	$ 459,635	$ 489,189

Reconciling item
Elimination of intersegment revenues	(12,235)	(13,041)	(17,243)

Total revenues	$ 326,238	$ 446,594	$ 471,946

	Year ended December 31,
	2009	2010	2011

Segment profit (loss)
Manufactured products	$ 14,288	$ 53,429	$ 42,876
Distributed products	1,517	1,378	2,955
Supply, delivery and installation of wires and cables	889	242	57
Inventory impairment	23,949	1,974	(1,993)

Total segment profit	$ 40,643	$ 57,023	$ 43,895

Reconciling items
Corporate and other expenses	(24,228)	(28,371)	(42,079)
Exchange gain (loss)	507	3,041	(1,346)
Interest income	458	492	1,409
Interest expense	(1,597)	(1,364)	(2,217)
Share of net loss of equity investees	(40)	(21)	(58)
Gain on liquidation of subsidiary	568	-	-
Other income	2,111	1,032	1,032

Income from continuing operations before income taxes	$ 18,422	$ 31,832	$ 636

Segment assets
Manufactured products	$ 280,179	$ 374,634	$ 326,960
Distributed products	6,363	8,195	4,369
Supply, delivery and installation of wires and cables	864	359	357

Total segment assets	$ 287,406	$ 383,188	$ 331,686

Reconciling items
Corporate and other assets	5,383	493	1,168
Investment in equity investee companies	3,263	3,242	4,435

Total assets	$ 296,052	$ 386,923	$ 337,289

Expenditures for additions to long-lived assets
Manufactured products	$ 3,260	$ 3,650	$ 8,775
Distributed products	-	-	-
Supply, delivery and installation of wires and cables	-	-	-
Corporate	-	3	113

Total expenditure for additions to long-lived assets	$ 3,260	$ 3,653	$ 8,888

	Year ended December 31,
	2009	2010	2011

Depreciation expenses
Manufactured products	$ (8,165)	$ (6,474)	$ (6,014)
Distributed products	-	-	-
Supply, delivery and installation of wires and cables	-	-	-
Corporate	(14)	(14)	(52)

Depreciation expenses of continuing operations	$ (8,179)	$ (6,488)	$ (6,066)
Depreciation expenses of discontinued operations	(762)	(369)	(396)
Total depreciation expenses	(8,941)	(6,857)	(6,462)

Impairment loss of long-lived assets and goodwill
Manufactured products	$ -	$ -	$ (8,816)
Distributed products	-	-	-
Supply, delivery and installation of wires and cables	-	-	-
Corporate	(77)	-	-

Total impairment loss	$ (77)	$ -	$ (8,816)

Interest income
Manufactured products	$ 408	$ 454	$ 1,305
Distributed products	21	27	81
Supply, delivery and installation of wires and cables	29	11	3
Corporate	-	-	20

Total interest income of continuing operations	$ 458	$ 492	$ 1,409

Interest expense
Manufactured products	$ (1,414)	$ (1,203)	$ (2,050)
Distributed products	(59)	(73)	(88)
Supply, delivery and installation of wires and cables	(87)	(39)	(39)
Corporate	(37)	(49)	(40)

Total interest expense of continuing operations and discontinuing operations	$ (1,597)	$ (1,364)	$ (2,217)

Share of net loss of equity investees
Manufactured products	$ -	$ -	$ -
Distributed products	-	-	-
Supply, delivery and installation of wires and cables	-	-	-
Corporate	(40)	(21)	(58)

Total share of net loss of equity investees	$ (40)	$ (21)	$ (58)

            There is no sales of 10% or more of the total revenue to a single customer for 2010 and 2011. In 2009, sale to SP Powerassets Ltd. exceeded 10% of total revenue, which included sales of manufactured products, distributed products, and sales, delivery and installation of wires and cables, are as follows:

2009

Manufactured products	$ 10,398
Distributed products	22,746
Supply, delivery and installation of wires and cables	32,806
$ 65,950

Geographic Area Data

            Revenue from external customers is attributed to individual countries based on the customer’s country of domicile and is summarized as follows:

	Year ended December 31,
	2009	2010	2011

Revenues from external customers
Continuing operations
Thailand	$ 96,799	$ 165,191	$ 176,011
Singapore	94,782	70,154	86,474
Australia	34,574	46,288	61,457
The People’s Republic of China	90,768	146,529	138,970
Vietnam	4,550	9,752	5,106
Others (Southeast Asia)	4,765	8,680	3,928
	$ 326,238	$ 446,594	$ 471,946
Revenue from discontinued operations	$ 35,993	$ 22,736	$ 30,210

Long-lived assets by the country of domicile are summarized as follow:
Long-lived assets by area:
Thailand	$ 28,002	$ 27,926	$ 19,894
Singapore	8,069	8,987	10,339
Australia	3,515	3,520	6,119
The People’s Republic of China	12,837	12,261	6,500
Others	18	8	62
Total long-lived assets	$ 52,441	$ 52,702	$ 42,914

Note 21 - Summarized Financial Information Of Equity Investees	12 Months Ended
Dec. 31, 2011
SUMMARIZED FINANCIAL INFORMATION OF EQUITY INVESTEES
SUMMARIZED FINANCIAL INFORMATION OF EQUITY INVESTEES

21.      SUMMARIZED FINANCIAL INFORMATION OF EQUITY INVESTEES

            The following tables present summarized financial information of the Company’s principal equity investees, Lox Pac, SPHC, Shandong Huayu and SPRC.

	As of December 31,
	2010	2011
	Unaudited	Unaudited

Current assets	$ 51,305	$ 54,968
Non-current assets	19,348	17,961
Current liabilities	(40,162)	(44,870)
Non-current liabilities	(2,023)	(1,156)

Total shareholders’ equity	$ 28,468	$ 26,903

	Year ended December 31,
	2009	2010	2011
	Unaudited	Unaudited	Unaudited

Net sales	$28,090	$44,866	$55,727
Gross Profit	6,582	10,457	13,543
Net income (loss)	(629)	(1,347)	(1,360)